Interim Financial Statements	6 Months Ended
Jun. 30, 2012
Interim Financial Statements
Interim Financial Statements

2.             Interim Financial Statements

We have prepared the accompanying unaudited interim financial statements in accordance with accounting principles generally accepted in the United States (“US GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. These interim financial statements reflect all adjustments consisting of normal recurring accruals, which, in the opinion of management, are necessary to present fairly our financial position, results of operations and cash flows for the interim periods presented. These interim financial statements should be read in conjunction with the annual financial statements and the notes thereto included in our most recent annual report on Form 10-K filed with the SEC on March 15, 2012. The nature of our business is such that the results of any interim period may not be indicative of the results to be expected for the entire year.